ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended
Jun. 30, 2023
ORGANIZATION AND BUSINESS DESCRIPTION
ORGANIZATION AND BUSINESS DESCRIPTION

BAOSHENG MEDIA GROUP HOLDINGS LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

1.ORGANIZATION AND BUSINESS DESCRIPTION

Baosheng Media Group Holdings Limited (“Baosheng Group”) was incorporated on December 4, 2018 under the laws of the Cayman Islands as an exempted company with limited liability.

Baosheng Group owns 100% of the equity interests of Baosheng Media Group Limited (“Baosheng BVI”), an entity incorporated under the laws of British Virgin Islands (“BVI”) on December 14, 2018.

Baosheng BVI owns 100% of the equity interests of Baosheng Media Group (Hong Kong) Holdings Limited (“Baosheng HK”), a business company incorporated in accordance with the laws and regulations of Hong Kong on January 7, 2019. On March 21, 2021, Baosheng HK established Beijing Baosheng Network Technology Co., Ltd. (“Baosheng Network”), a wholly owned subsidiary in China. On April 2, 2022, Baosheng Network set up a wholly owned subsidiary, Beijing Xunhuo E-commerce Co., Ltd. (“Beijing Xunhuo”).

Beijing Baosheng Technology Company Limited (“Beijing Baosheng”) was established in October 17, 2014 under the laws of the People’s Republic of China (“China” or the “PRC”) with a registered capital of $289,540 (RMB 2,000,000). Beijing Baosheng has three wholly-owned subsidiaries, Horgos Baosheng Advertising Co., Ltd. (“Horgos Baosheng”), Kashi Baosheng Information Technology Co., Ltd. (“Kashi Baosheng”), and Baosheng Technology (Horgos) Co., Ltd. (“Baosheng Technology”), which were established on August 30, 2016, May 15, 2018 and January 2, 2020 in China, respectively.

On January 21, 2019, Baosheng HK entered into an equity transfer agreement with Beijing Baosheng and the shareholders of Beijing Baosheng. Pursuant to the equity transfer agreement, each of the shareholders of Beijing Baosheng transferred to Baosheng HK their respective equity interests in Beijing Baosheng at a consideration aggregating $13,844,895 (RMB94,045,600), determined by reference to the evaluation of the equity interest of Beijing Baosheng as of June 30, 2018 (the “reorganization”). Upon completion of such transfers, Beijing Baosheng became a direct wholly-owned subsidiary of Baosheng HK and an indirect-wholly owned subsidiary of the Company.

On June 4, 2019, Baosheng Group completed the reorganization of entities under common control of its then existing shareholders, who collectively owned 100% of the equity interests of Beijing Baosheng prior to the reorganization. Baosheng Group, Baosheng BVI and Baosheng HK were established as holding companies of Beijing Baosheng and its subsidiaries, and all of these entities are under common control which results in the consolidation of Beijing Baosheng and its subsidiaries, which have been accounted for as a reorganization of entities under common control at carrying value.

The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the consolidated financial statements.

Baosheng Group, Baosheng BVI, Baosheng HK, Beijing Baosheng and its subsidiaries (herein collectively referred to as the “Company”) are engaged in providing online marketing channels to advertisers for them to manage their online marketing activities.

Share consolidation and increase in authorized share capital

On May 11, 2022, the Board of Directors of the Company (the "Board of Directors") resolved to approve a share consolidation at a ratio of one-for-three and one fifth (3.2) ordinary shares with a par value of US$0.0005 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.0016 (“2022 Share Consolidation”), for which the Company obtained shareholder approval on April 28, 2023. Immediately following the 2022 Share Consolidation, the authorized share capital of the Company was US$50,000 divided into 31,250,000 ordinary shares of a par value US$0.0016 each. The 2022 Share Consolidation became effective on May 24, 2022.

On March 6, 2023, the Company effected an increase in its authorized share capital from US$50,000 divided into 31,250,000 ordinary shares of a par value US$0.0016 each to US$60,000 divided into 37,500,000 ordinary shares of a par value US$0.0016 each (the “Increase in Share Capital”), and on March 21, 2023, the Company effected a share consolidation at a ratio of one-for-six, such that each (6) ordinary shares with a par value of US$0.0016 each in the Company’s issued and unissued share capital were consolidated into one ordinary share with a par value of US$0.0096 (“2023 Share Consolidation”). Immediately following the Increase in Share Capital and 2023 Share Consolidation, the authorized share capital of the Company was increased from US$50,000 to US$60,000, divided into 6,250,000 ordinary shares of a par value US$0.0096 each. The Company believes it is appropriate to reflect the Increase in Share Capital, 2022 Share Consolidation and 2023 Share Consolidation on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 6,250,000 authorized shares, par value of US$0.0096, of which 1,534,487 shares were issued and outstanding as of June 30, 2023 and December 31, 2022, respectively.